Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 415.8	$ 375.7
Accounts receivable, less allowance for credit losses	1,442.4	1,381.5
Inventories	2,385.2	2,147.2
Prepaid expenses and other current assets	366.1	522.9
Total Current Assets	4,609.5	4,427.3
Property, plant and equipment, net	2,060.4	1,872.5
Goodwill	8,818.5	8,580.2
Intangible assets, net	4,856.4	5,063.8
Other assets	1,152.1	1,122.2
Total Assets	21,496.9	21,066.0
Current Liabilities:
Accounts payable	410.6	354.1
Income taxes payable	61.2	38.5
Other current liabilities	1,485.7	1,421.3
Current portion of long-term debt	900.0	544.3
Total Current Liabilities	2,857.4	2,358.2
Deferred income taxes, net	357.6	474.8
Long-term income tax payable	273.7	421.2
Other long-term liabilities	652.1	632.6
Long-term debt	4,867.9	5,152.2
Total Liabilities	9,008.7	9,039.0
Commitments and Contingencies (Note 21)
Stockholders' Equity:
Common stock, $0.01 par value, one billion shares authorized, 316.2 million (313.8 million in 2022) issued	3.2	3.1
Paid-in capital	9,846.1	9,504.4
Retained earnings	10,384.5	9,559.3
Accumulated other comprehensive loss	(191.0)	(179.3)
Treasury stock, 110.6 million shares (104.8 million shares in 2022)	(7,562.3)	(6,867.2)
Total Zimmer Biomet Holdings, Inc. stockholders' equity	12,480.5	12,020.3
Noncontrolling interest	7.7	6.7
Total Stockholders' Equity	12,488.1	12,027.0
Total Liabilities and Stockholders' Equity	$ 21,496.9	$ 21,066.0